Stock-Based Compensation (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2009	Dec. 31, 2010
Stock-Based Compensation [Abstract]
Options, maximum term, years	ten
Weighted-average remaining contractual life of outstanding options, years	3.4
Total grant date fair value of options vested		$ 405,000
Cash received from exercise of stock options	5,400,000
Tax benefit realized from exercise of stock options	$ 702,000
Percentage of restricted stock/units vested during first year	40
Percentage of restricted stock/units vested during second and third years	30
Average grant date fair value of performance shares and restricted stock units granted		$ 24.46	$ 29.04